Consulting Agreement (Details Narrative) - Spirit Advisors, LLC [Member] ¥ / shares in Units, ¥ in Thousands	Apr. 24, 2023 JPY (¥) ¥ / shares
Defined Benefit Plan Disclosure [Line Items]
Cash consideration | ¥	¥ 320,000
Percentage of issued and outstanding	3.00%
Percentage of diluted number of ordinary shares	3.00%
Exercise price | ¥ / shares	¥ 0.01